Leases - Disclosure of Reconciliation of Right-of-Use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Presentation of leases for lessee [abstract]
Right-of-use assets, beginning of period	€ 16,856	€ 20,938
New contracts	17,081	5,855
Modifications	194	969
Depreciation	(10,317)	(10,832)	€ (12,975)
Exchange differences	174	(74)
Right-of-use assets, end of period	€ 23,988	€ 16,856	€ 20,938